CAPITAL MANAGEMENT (Details)	Dec. 31, 2017 USD ($)
Objectives, Policies, And Processes For Managing Capital [Abstract]
Borrowings, covenant, tangible net worth (at least)	$ 2,300,000,000.0
Borrowings, covenant, net debt to tangible net worth ratio, maximum	75.00%
Borrowings, covenant, leverage ratio (less than or equal to)	3.5